UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224
MML Series Investment Fund
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
David W. O’Leary
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/2005
Date of reporting period:	9/30/2005

Item 1. Schedule of Investments. — insert schedule of investments.

MML Large Cap Value Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK
Advertising — 0.2%
WPP Group PLC Sponsored ADR (United Kingdom)	5,600	$286,272
Automotive & Parts — 1.0%
Harley-Davidson, Inc.	22,400	1,085,056
Banking, Savings & Loans — 13.7%
Fifth Third Bancorp(a)	23,800	874,174
Golden West Financial Corp.(a)	59,000	3,504,010
HSBC Holdings PLC	212,850	3,449,668
JP Morgan Chase & Co.	118,316	4,014,462
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(a)	23,400	777,582
State Street Corp.	4,200	205,464
Wells Fargo & Co.	47,900	2,805,503
		15,630,863
Beverages — 1.8%
Diageo PLC Sponsored ADR (United Kingdom)(a)	23,500	1,363,235
Heineken Holding NV Cl. A	23,250	686,070
		2,049,305
Broadcasting, Publishing & Printing — 4.5%
Comcast Corp. Special, Cl. A(b)	120,600	3,470,868
Gannett Co., Inc.	6,200	426,746
IAC/InterActiveCorp.(b)	9,250	234,487
Lagardere S.C.A. SA	14,400	1,025,531
		5,157,632
Building Materials & Construction — 1.6%
Martin Marietta Materials, Inc.	12,000	941,520
Vulcan Materials Co.(a)	11,600	860,836
		1,802,356
Commercial Services — 5.1%
Block (H&R), Inc.(a)	65,800	1,577,884
Cosco Pacific, Limited	164,000	319,949
Dun & Bradstreet Corp.(b)	11,450	754,212
Iron Mountain, Inc.(a)(b)	45,500	1,669,850
Moody’s Corp.(a)	28,200	1,440,456
		5,762,351
Communications — 0.9%
Nokia Oyj Sponsored ADR (Finland)	16,500	279,015
NTL, Inc.(b)	4,000	267,200
SK Telecom Co. Limited ADR (South Korea)(a)	19,600	428,064
		974,279

1

Computers & Information — 1.0%
Lexmark International, Inc.(b)	18,600	$1,135,530
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	24,200	706,640
Containers — 2.1%
Sealed Air Corp.(b)	50,000	2,373,000
Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	35,000	945,000
Diversified Financial — 0.6%
Takefuji Corp.	8,500	667,748
Energy — 11.9%
ConocoPhillips	52,260	3,653,497
Devon Energy Corp.	47,000	3,226,080
EOG Resources, Inc.(a)	40,100	3,003,490
Occidental Petroleum Corp.	32,100	2,742,303
Transocean, Inc.(b)	15,300	938,043
		13,563,413
Financial Services — 14.1%
American Express Co.	114,400	6,571,136
Berkshire Hathaway, Inc. Cl. A(b)	46	3,772,000
Centerpoint Properties Corp.(a)	38,200	1,711,360
Citigroup, Inc.	61,300	2,790,376
Morgan Stanley	13,000	701,220
Telewest Global, Inc.(b)	20,400	468,180
		16,014,272
Foods — 0.8%
The Hershey Co.	16,700	940,377
Healthcare — 2.3%
Caremark Rx, Inc.(b)	23,500	1,173,355
HCA, Inc.	29,300	1,404,056
		2,577,411
Household Products — 0.1%
Hunter Douglas NV	3,203	152,595
Industrial - Diversified — 3.9%
Tyco International Ltd.(a)	160,443	4,468,338
Insurance — 13.2%
American International Group, Inc.	88,650	5,492,754
Aon Corp.	27,500	882,200
Chubb Corp.	3,700	331,335
Loews Corp.	24,200	2,236,322
Markel Corp.(a)(b)	200	66,100
Marsh & McLennan Companies, Inc.	30,000	911,700
Principal Financial Group, Inc.	8,600	407,382
Progressive Corp.(a)	32,200	3,373,594

2

Sun Life Financial, Inc.(a)	5,000	$187,450
Transatlantic Holdings, Inc.	20,800	1,185,600
		15,074,437
Pharmaceuticals — 2.2%
Cardinal Health, Inc.	21,000	1,332,240
Eli Lilly & Co.	15,300	818,856
Novartis AG	7,300	370,747
		2,521,843
Prepackaged Software — 1.3%
Microsoft Corp.	58,400	1,502,632
Retail — 5.7%
AutoZone, Inc.(b)	8,200	682,650
Costco Wholesale Corp.	103,200	4,446,888
Wal-Mart Stores, Inc.	31,000	1,358,420
		6,487,958
Tobacco — 5.1%
Altria Group, Inc.	78,500	5,786,235
Transportation — 1.3%
China Merchants Holdings International Co., Ltd.	190,000	426,683
Expedia, Inc.(a)(b)	8,850	175,318
Kuehne & Nagel International AG	800	198,137
United Parcel Service, Inc. Cl. B	9,700	670,561
		1,470,699
TOTAL EQUITIES (Cost $89,253,120)		109,136,242

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 20.1%
Cash Equivalents — 16.2%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$408,490	$408,490
American Beacon Money Market Fund		221,606	221,606
Bank of America 3.770%	10/18/2005	285,948	285,948
Bank of America 3.770%	11/28/2005	531,038	531,038
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	612,736	612,736
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	612,736	612,736
Barclays 3.695%	01/17/2006	163,396	163,396
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	716,492	716,492
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	122,547	122,547

3

BGI Institutional Money Market Fund		$ 1,429,717	$1,429,717
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	408,490	408,490
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	816,981	816,981
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	408,490	408,490
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	408,490	408,490
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	367,641	367,641
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	245,094	245,094
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	490,189	490,189
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	245,094	245,094
Freddie Mac Discount Note 3.671%	10/18/2005	319,884	319,884
Goldman Sachs Financial Square Prime Obligations Money Market Fund		390,668	390,668
Harris Trust & Savings Bank 3.795%	11/04/2005	309,479	309,479
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	408,490	408,490
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	408,490	408,490
Merrimac Cash Fund, Premium Class		65,358	65,358
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	816,981	816,981
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	816,981	816,981
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	408,490	408,490
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	408,490	408,490
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	408,490	408,490
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	408,490	408,490
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	612,736	612,736
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	569,330	569,330
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	653,585	653,585
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	816,981	816,981
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	490,189	490,189

4

Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	$408,490	$408,490
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	408,490	408,490
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	408,490	408,490
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	408,490	408,490
			18,442,247
Repurchase Agreement — 3.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		4,412,032	4,412,032
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			22,854,279
TOTAL INVESTMENTS — 115.9% (Cost $112,107,399)(e)			$131,990,521
Other Assets/(Liabilities) — (15.9%)			(18,092,008)
NET ASSETS — 100.0%			$113,898,513

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Denotes all or a portion of security on loan (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $4,413,043. Collateralized by U.S. Government Agency obligations with a rate of 6.745%, maturity date of 04/25/2028, and aggregate market value, including accrued interest, of $4,632,634.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Equity Index Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a)(b)	14,607	$170,025
Monster Worldwide, Inc.(a)(b)	4,076	125,174
Omnicom Group, Inc.(b)	6,506	544,097
		839,296
Aerospace & Defense — 2.1%
Boeing Co.	29,211	1,984,887
General Dynamics Corp.	6,907	825,732
Goodrich Corp.	4,139	183,523
Honeywell International, Inc.	29,290	1,098,375
Lockheed Martin Corp.	13,340	814,274
Northrop Grumman Corp.	13,090	711,441
Raytheon Co.	15,588	592,656
Rockwell Collins, Inc.	6,068	293,206
United Technologies Corp.	36,022	1,867,380
		8,371,474
Air Transportation — 0.1%
Southwest Airlines Co.	24,340	361,449
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	13,000	407,680
The Gap, Inc.	20,345	354,613
Jones Apparel Group, Inc.	4,196	119,586
Limited Brands	13,130	268,246
Liz Claiborne, Inc.(b)	3,774	148,394
Nike, Inc. Cl. B	6,881	562,040
Nordstrom, Inc.	7,770	266,666
Reebok International Limited	2,056	116,308
VF Corp.	3,451	200,054
		2,443,587
Automotive & Parts — 0.7%
AutoNation, Inc.(a)	7,800	155,766
Cooper Tire & Rubber Co.(b)	2,346	35,823
Dana Corp.	5,303	49,901
Delphi Corp.	19,883	54,877
Ford Motor Co.(b)	63,467	625,785
General Motors Corp.(b)	19,830	606,996
Genuine Parts Co.	6,129	262,934
The Goodyear Tire & Rubber Co.(a)	6,165	96,112
Harley-Davidson, Inc.	9,822	475,778
Navistar International Corp.(a)	2,474	80,232

Paccar, Inc.	6,083	$412,975
Visteon Corp.(b)	4,612	45,105
		2,902,284
Banking, Savings & Loans — 8.6%
AmSouth Bancorporation	12,559	317,240
Bank of America Corp.	141,856	5,972,138
Bank of New York Co., Inc.	27,145	798,334
BB&T Corp.	18,783	733,476
Capital One Financial Corp.	10,000	795,200
Comerica, Inc.	6,069	357,464
Compass Bancshares, Inc.	3,800	174,154
Fannie Mae	34,376	1,540,732
Fifth Third Bancorp(b)	18,922	695,005
First Horizon National Corp.(b)	4,400	159,940
Freddie Mac	24,686	1,393,772
Golden West Financial Corp.(b)	9,010	535,104
JPMorgan Chase & Co.	124,247	4,215,701
KeyCorp	14,310	461,497
M&T Bank Corp.	2,800	295,988
Marshall and Ilsley Corp.	7,300	317,623
Mellon Financial Corp.	14,894	476,161
National City Corp.	19,998	668,733
North Fork Bancorporation, Inc.	16,550	422,025
Northern Trust Corp.	8,488	429,068
Providian Financial Corp.(a)	10,302	182,139
Regions Financial Corp.	16,270	506,322
SLM Corp.(b)	14,542	780,033
Sovereign Bancorp, Inc.	12,877	283,809
State Street Corp.	11,722	573,440
SunTrust Banks, Inc.	12,390	860,485
Synovus Financial Corp.	10,963	303,894
U.S. Bancorp	63,532	1,783,979
Wachovia Corp.	54,951	2,615,118
Washington Mutual, Inc.(b)	30,976	1,214,879
Wells Fargo & Co.	58,929	3,451,472
Zions Bancorp	3,193	227,374
		33,542,299
Beverages — 2.2%
Anheuser-Busch Companies, Inc.	26,787	1,152,912
Brown-Forman Corp. Cl. B	3,180	189,337
The Coca-Cola Co.	73,691	3,182,714
Coca-Cola Enterprises, Inc.	11,374	221,793
Constellation Brands, Inc. Cl. A(a)	6,800	176,800
Molson Coors Brewing Co. Cl. B	2,289	146,519
The Pepsi Bottling Group, Inc.	5,738	163,820
PepsiCo, Inc.	58,208	3,300,976
		8,534,871

Broadcasting, Publishing & Printing — 2.5%
Clear Channel Communications, Inc.	18,549	$610,077
Comcast Corp. Cl. A(a)	76,718	2,253,975
Dow Jones & Co., Inc.	2,026	77,373
Gannett Co., Inc.	8,570	589,873
Knight Ridder, Inc.(b)	2,655	155,795
The McGraw-Hill Companies, Inc.	13,060	627,402
Meredith Corp.	1,744	87,008
New York Times Co. Cl. A(b)	5,065	150,684
Time Warner, Inc.	165,408	2,995,539
Tribune Co.	9,509	322,260
Univision Communications, Inc. Cl. A(a)(b)	8,100	214,893
Viacom, Inc. Cl. B	55,629	1,836,313
		9,921,192
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	3,856	106,773
Masco Corp.(b)	15,467	474,528
Vulcan Materials Co.(b)	3,510	260,477
		841,778
Chemicals — 1.4%
Air Products & Chemicals, Inc.	7,858	433,290
Dow Chemical Co.	34,368	1,432,115
Du Pont (E.I.) de Nemours & Co.	34,404	1,347,605
Eastman Chemical Co.	2,700	126,819
Engelhard Corp.	4,293	119,818
Hercules, Inc.(a)	4,006	48,953
International Flavors & Fragrances, Inc.	3,246	115,687
Monsanto Co.	9,185	576,359
PPG Industries, Inc.	5,989	354,489
Praxair, Inc.	11,264	539,884
Rohm & Haas Co.	5,740	236,086
		5,331,105
Commercial Services — 1.6%
Allied Waste Industries, Inc.(a)(b)	7,660	64,727
Apollo Group, Inc. Cl. A(a)	5,188	344,431
Block (H&R), Inc.(b)	11,548	276,921
Cendant Corp.(b)	36,442	752,163
Cintas Corp.	5,290	217,154
Convergys Corp.(a)	4,916	70,643
Donnelley (R.R.) & Sons Co.	7,622	282,548
eBay, Inc.(a)	39,015	1,607,418
Ecolab, Inc.	7,716	246,372
Equifax, Inc.	4,659	162,785
Fluor Corp.(b)	2,927	188,440
Moody’s Corp.(b)	9,492	484,851
Paychex, Inc.	11,797	437,433
PerkinElmer, Inc.	4,408	89,791
Quest Diagnostics, Inc.	5,828	294,547
Robert Half International, Inc.	5,980	212,828

Ryder System, Inc.	2,182	$74,668
Waste Management, Inc.	19,753	565,133
		6,372,853
Communications — 1.9%
ADC Telecommunications, Inc.(a)	3,921	89,634
Andrew Corp.(a)(b)	5,561	62,005
Avaya, Inc.(a)	15,876	163,523
Ciena Corp.(a)	19,241	50,796
Citizens Communications Co.	12,201	165,324
L-3 Communications Holdings, Inc.(b)	3,800	300,466
Lucent Technologies, Inc.(a)	152,879	496,857
Network Appliance, Inc.(a)(b)	12,420	294,851
Qualcomm, Inc.	57,660	2,580,285
SBC Communications, Inc.(b)	117,267	2,810,890
Scientific-Atlanta, Inc.	5,310	199,178
Tellabs, Inc.(a)	16,012	168,446
		7,382,255
Communications Equipment — 0.5%
Motorola, Inc.	86,209	1,904,357
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.	8,080	375,235
Computer Sciences Corp.(a)	6,587	311,631
Parametric Technology Corp.(a)	9,034	62,967
Sun Microsystems, Inc.(a)	121,308	475,527
Teradyne, Inc.(a)	6,760	111,540
Unisys Corp.(a)	11,615	77,124
		1,414,024
Computer Programming Services — 0.0%
Mercury Interactive Corp.(a)	3,070	121,572
Computers & Information — 3.9%
Apple Computer, Inc.(a)	29,352	1,573,561
Cisco Systems, Inc.(a)	225,473	4,042,731
Comverse Technology, Inc.(a)	6,822	179,214
Dell, Inc.(a)	83,847	2,867,567
EMC Corp.(a)	82,932	1,073,140
Gateway, Inc.(a)	12,490	33,723
International Business Machines Corp.	56,365	4,521,600
International Game Technology	12,016	324,432
Jabil Circuit, Inc.(a)	6,278	194,116
Lexmark International, Inc.(a)	4,097	250,122
Solectron Corp.(a)	33,581	131,302
Symbol Technologies, Inc.	8,760	84,797
		15,276,305

Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	17,771	$398,781
Hewlett-Packard Co.	101,215	2,955,478
Pitney Bowes, Inc.	8,002	334,003
Xerox Corp.(a)	33,014	450,641
		4,138,903
Containers — 0.2%
Ball Corp.(b)	3,920	144,021
Bemis Co., Inc.	3,666	90,550
Pactiv Corp.(a)	5,159	90,386
Sealed Air Corp.(a)	2,891	137,207
Temple-Inland, Inc.	4,476	182,845
		645,009
Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	3,107	139,038
Avon Products, Inc.	16,356	441,612
Colgate-Palmolive Co.	17,977	949,006
The Gillette Co.	31,583	1,838,131
Kimberly-Clark Corp.	16,507	982,662
The Procter & Gamble Co.(b)	90,393	5,374,768
		9,725,217
Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A(a)	4,400	240,240
Automatic Data Processing, Inc.	20,104	865,276
First Data Corp.	26,933	1,077,320
Fiserv, Inc.(a)	6,721	308,292
IMS Health, Inc.	8,024	201,964
NCR Corp.(a)	6,500	207,415
		2,900,507
Electric Utilities — 3.3%
AES Corp.(a)	22,749	373,766
Allegheny Energy, Inc.(a)(b)	5,020	154,214
Ameren Corp.	6,481	346,669
American Electric Power Co.	14,457	573,943
Calpine Corp.(a)(b)	20,171	52,243
CenterPoint Energy, Inc.(b)	11,063	164,507
Cinergy Corp.	6,563	291,463
CMS Energy Corp.(a)(b)	6,938	114,130
Consolidated Edison, Inc.(b)	8,450	410,247
Constellation Energy Group, Inc.	5,925	364,980
Dominion Resources, Inc.	12,378	1,066,241
DTE Energy Co.(b)	6,037	276,857
Duke Energy Corp.(b)	32,135	937,378
Edison International	11,430	540,410
Entergy Corp.	7,460	554,427
Exelon Corp.(b)	23,936	1,279,140
FirstEnergy Corp.	11,557	602,351
FPL Group, Inc.(b)	14,472	688,867

NiSource, Inc.	9,346	$226,640
PG&E Corp.	13,721	538,549
Pinnacle West Capital Corp.	3,200	141,056
PPL Corp.	13,178	426,045
Progress Energy, Inc.(b)	8,672	388,072
Public Service Enterprise Group, Inc.	8,598	553,367
Southern Co.	25,787	922,143
Teco Energy, Inc.(b)	7,261	130,843
TXU Corp.	8,577	968,172
		13,086,720
Electrical Equipment & Electronics — 6.8%
Advanced Micro Devices, Inc.(a)	14,360	361,872
Altera Corp.(a)(b)	12,920	246,901
American Power Conversion Corp.	6,630	171,717
Analog Devices, Inc.(b)	12,970	481,706
Applied Micro Circuits Corp.(a)	10,300	30,900
Broadcom Corp. Cl. A(a)	10,098	473,697
Emerson Electric Co.	14,557	1,045,193
Freescale Semiconductor, Inc. Cl. B(a)	13,525	318,919
General Electric Co.	371,835	12,519,684
Intel Corp.	213,387	5,259,990
JDS Uniphase Corp.(a)	49,988	110,973
Johnson Controls, Inc.	6,650	412,632
Kla-Tencor Corp.(b)	6,806	331,861
Linear Technology Corp.	10,630	399,582
LSI Logic Corp.(a)(b)	13,428	132,266
Maxim Integrated Products, Inc.	11,260	480,239
Micron Technology, Inc.(a)	21,217	282,186
Molex, Inc.	5,090	135,801
National Semiconductor Corp.	12,396	326,015
Novellus Systems, Inc.	4,850	121,638
Nvidia Corp.(a)	5,800	198,824
PMC-Sierra, Inc.(a)(b)	6,189	54,525
Qlogic Corp.(a)	3,200	109,440
Rockwell Automation, Inc.	6,368	336,867
Sanmina-SCI Corp.(a)	18,052	77,443
Texas Instruments, Inc.	57,626	1,953,521
Xilinx, Inc.(b)	12,111	337,291
		26,711,683
Energy — 10.3%
Amerada Hess Corp.	2,953	406,037
Anadarko Petroleum Corp.	8,322	796,832
Apache Corp.	11,400	857,508
Ashland, Inc.	2,503	138,266
BJ Services Co.	11,200	403,088
Burlington Resources, Inc.	13,300	1,081,556
Chevron Corp.	79,566	5,150,307
ConocoPhillips	49,328	3,448,520
Devon Energy Corp.	16,370	1,123,637

Dynegy, Inc., Cl A(a)	14,427	$67,951
El Paso Corp.	22,246	309,219
EOG Resources, Inc.	8,400	629,160
Exxon Mobil Corp.	221,736	14,089,105
Halliburton Co.	17,365	1,189,850
Kerr-McGee Corp.	3,813	370,280
KeySpan Corp.(b)	5,580	205,232
Kinder Morgan, Inc.	3,390	325,982
Marathon Oil Corp.	12,596	868,242
Murphy Oil Corp.	5,700	284,259
Nabors Industries Limited(a)	5,215	374,593
National Oilwell Varco, Inc.(a)	6,200	407,960
Nicor, Inc.(b)	1,489	62,583
Noble Corp.	4,740	324,500
Occidental Petroleum Corp.	13,804	1,179,276
Peoples Energy Corp.	1,257	49,501
Rowan Companies, Inc.	3,721	132,058
Schlumberger Limited(b)	21,039	1,775,271
Sempra Energy	8,117	381,986
Sunoco, Inc.	4,786	374,265
Transocean, Inc.(a)	11,927	731,244
Valero Energy Corp.	10,900	1,232,354
Weatherford International Limited(a)(b)	5,272	361,976
The Williams Companies, Inc.	19,218	481,411
Xcel Energy, Inc.(b)	14,172	277,913
XTO Energy, Inc.	12,299	557,391
		40,449,313
Entertainment & Leisure — 0.9%
Brunswick Corp.	3,239	122,207
Harrah’s Entertainment, Inc.	6,623	431,753
News Corp., Inc. Cl. A	87,700	1,367,243
The Walt Disney Co.	70,431	1,699,500
		3,620,703
Financial Services — 6.3%
American Express Co.	43,108	2,476,124
Apartment Investment & Management Co. Cl. A	3,400	131,852
Archstone-Smith Trust	6,800	271,116
Bear Stearns Companies, Inc.	3,958	434,391
CIT Group, Inc.(b)	7,300	329,814
Citigroup, Inc.	182,390	8,302,393
Countrywide Financial Corp.(b)	20,854	687,765
E*TRADE Financial Corp.(a)	12,900	227,040
Federated Investors, Inc. Cl. B	3,000	99,690
Franklin Resources, Inc.	5,228	438,943
The Goldman Sachs Group, Inc.	16,125	1,960,478
Huntington Bancshares, Inc.(b)	8,234	185,018
Janus Capital Group, Inc.	8,150	117,768
Lehman Brothers Holdings, Inc.(b)	9,772	1,138,243
MBNA Corp.	43,521	1,072,357

Merrill Lynch & Co., Inc.	32,169	$1,973,568
Morgan Stanley	37,591	2,027,659
PNC Financial Services Group, Inc.(b)	9,949	577,241
Price (T. Rowe) Group, Inc.	4,400	287,320
ProLogis Trust REIT	8,500	376,635
Public Storage, Inc.(b)	2,900	194,300
The Charles Schwab Corp.	36,561	527,575
Simon Property Group, Inc. REIT	6,900	511,428
Vornado Realty Trust REIT(b)	4,100	355,142
		24,703,860
Food Retailers — 0.2%
Starbucks Corp.(a)	13,449	673,795
Foods — 1.5%
Archer-Daniels-Midland Co.	21,661	534,160
Campbell Soup Co.	6,502	193,435
ConAgra Foods, Inc.	17,772	439,857
General Mills, Inc.	12,608	607,706
Heinz (H. J.) Co.	12,122	442,938
The Hershey Co.	6,444	362,862
Kellogg Co.	9,164	422,735
The Kroger Co.(a)	25,518	525,416
McCormick & Co., Inc.	4,700	153,361
Safeway, Inc.(b)	15,460	395,776
Sara Lee Corp.	27,165	514,777
SuperValu, Inc.	4,621	143,806
Sysco Corp.	22,130	694,218
Tyson Foods, Inc. Cl. A	8,700	157,035
Wrigley (Wm.) Jr. Co.	6,334	455,288
		6,043,370
Forest Products & Paper — 0.5%
Georgia-Pacific Corp.	8,970	305,518
International Paper Co.(b)	17,889	533,092
MeadWestvaco Corp.	6,301	174,034
OfficeMax, Inc.	2,442	77,338
Plum Creek Timber Co., Inc.	6,500	246,415
Weyerhaeuser Co.	8,590	590,563
		1,926,960
Healthcare — 1.5%
Caremark Rx, Inc.(a)	15,700	783,901
Coventry Health Care, Inc.(a)	3,590	308,812
Express Scripts, Inc.(a)(b)	5,200	323,440
HCA, Inc.	15,576	746,402
Health Management Associates, Inc. Cl. A(b)	8,500	199,495
Humana, Inc.(a)	5,503	263,484
Laboratory Corp. of America Holdings(a)	4,800	233,808
Manor Care, Inc.	3,032	116,459

Tenet Healthcare Corp.(a)	16,259	$182,589
UnitedHealth Group, Inc.	44,780	2,516,636
		5,675,026
Home Construction, Furnishings & Appliances — 0.4%
Centex Corp.	4,346	280,665
D.R. Horton, Inc.	9,400	340,468
KB Home(b)	2,842	208,034
Leggett & Platt, Inc.	6,650	134,330
Maytag Corp.	2,786	50,872
Pulte Homes, Inc.	7,544	323,788
Whirlpool Corp.	2,309	174,953
		1,513,110
Household Products — 0.7%
Black & Decker Corp.(b)	2,850	233,957
The Clorox Co.	5,270	292,696
Corning, Inc.(a)	52,191	1,008,852
Fortune Brands, Inc.	4,980	405,023
Newell Rubbermaid, Inc.	9,535	215,968
Sherwin-Williams Co.	4,429	195,186
Snap-On, Inc.	2,153	77,766
The Stanley Works	3,005	140,273
		2,569,721
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,879	181,147
Industrial - Diversified — 1.6%
3M Co.	26,672	1,956,657
Cooper Industries Limited Cl. A	3,214	222,216
Danaher Corp.	8,410	452,710
Eaton Corp.	5,294	336,434
Illinois Tool Works, Inc.	7,319	602,573
ITT Industries, Inc.	3,237	367,723
Textron, Inc.	4,732	339,379
Tyco International Limited(b)	71,574	1,993,336
		6,271,028
Information Retrieval Services — 0.4%
Yahoo!, Inc.(a)	44,016	1,489,501
Insurance — 5.5%
ACE Ltd.	10,000	470,700
Aetna, Inc.	10,022	863,295
AFLAC, Inc.	17,520	793,656
Allstate Corp.	23,104	1,277,420
Ambac Financial Group, Inc.	3,875	279,233
American International Group, Inc.	91,532	5,671,323
Aon Corp.	11,046	354,356
Chubb Corp.	6,673	597,567
Cigna Corp.	4,640	546,870
Cincinnati Financial Corp.	5,782	242,208
The Hartford Financial Services Group, Inc.	10,258	791,610

Jefferson-Pilot Corp.	4,720	$241,522
Lincoln National Corp.	6,041	314,253
Loews Corp.	4,758	439,687
Marsh & McLennan Companies, Inc.	18,342	557,413
MBIA, Inc.(b)	4,975	301,585
Metlife, Inc.	26,132	1,302,158
MGIC Investment Corp.(b)	3,489	223,994
Principal Financial Group, Inc.	10,136	480,142
Progressive Corp.	6,848	717,465
Prudential Financial, Inc.	18,100	1,222,836
Safeco Corp.	4,559	243,359
St. Paul Travelers Companies	23,963	1,075,220
Torchmark Corp.	3,726	196,845
UnumProvident Corp.(b)	10,270	210,535
WellPoint, Inc.(a)	21,738	1,648,175
XL Capital Limited Cl. A	4,927	335,184
		21,398,611
Lodging — 0.3%
Hilton Hotels Corp.	11,491	256,479
Marriott International, Inc. Cl. A	5,964	375,732
Starwood Hotels & Resorts Worldwide, Inc.	7,140	408,194
		1,040,405
Machinery & Components — 1.0%
Baker Hughes, Inc.	11,598	692,169
Caterpillar, Inc.	23,404	1,374,985
Cummins, Inc.(b)	1,539	135,417
Deere & Co.	8,743	535,072
Dover Corp.	7,235	295,116
Ingersoll-Rand Co. Cl. A	11,966	457,460
Pall Corp.	4,492	123,530
Parker-Hannifin Corp.	4,214	271,002
		3,884,751
Manufacturing — 0.4%
American Standard Companies, Inc.	6,300	293,265
Applied Materials, Inc.	57,006	966,822
Avery Dennison Corp.	3,828	200,549
Millipore Corp.(a)	1,715	107,856
		1,568,492
Medical Supplies — 2.3%
Agilent Technologies, Inc.(a)	17,083	559,468
Allergan, Inc.	4,707	431,255
Applera Corp. - Applied Biosystems Group	6,738	156,591
Bard (C.R.), Inc.	3,620	239,029
Bausch & Lomb, Inc.	1,892	152,647
Baxter International, Inc.	21,292	848,912
Becton, Dickinson & Co.	8,748	458,658
Biomet, Inc.	8,755	303,886
Boston Scientific Corp.(a)	20,772	485,442
Fisher Scientific International Inc.(a)	4,100	254,405

Guidant Corp.	11,288	$777,630
Medtronic, Inc.	42,981	2,304,641
St. Jude Medical, Inc.(a)	12,944	605,779
Stryker Corp.	10,700	528,901
Tektronix, Inc.	3,120	78,718
Thermo Electron Corp.(a)	5,554	171,619
Waters Corp.(a)	4,200	174,720
Zimmer Holdings, Inc.(a)	8,522	587,081
		9,119,382
Metals & Mining — 0.7%
Alcoa, Inc.	30,088	734,749
Allegheny Technologies, Inc.	3,144	97,401
Freeport-McMoRan Copper & Gold, Inc. Cl. B	6,233	302,861
Newmont Mining Corp.(b)	15,309	722,126
Nucor Corp.	5,528	326,097
Phelps Dodge Corp.	3,285	426,820
United States Steel Corp.(b)	3,954	167,452
		2,777,506
Pharmaceuticals — 8.7%
Abbott Laboratories	54,098	2,293,755
AmerisourceBergen Corp.(b)	3,676	284,155
Amgen, Inc.(a)	43,506	3,466,123
Biogen Idec, Inc.(a)	12,037	475,221
Bristol-Myers Squibb Co.	69,342	1,668,369
Cardinal Health, Inc.	14,869	943,289
Chiron Corp.(a)	3,860	168,373
Eli Lilly & Co.(b)	39,595	2,119,124
Forest Laboratories, Inc.(a)	11,780	459,067
Genzyme Corp.(a)	8,900	637,596
Gilead Sciences, Inc.(a)	15,744	767,677
Hospira, Inc.(a)	5,439	222,836
Johnson & Johnson	104,996	6,644,147
King Pharmaceuticals, Inc.(a)	8,867	136,374
McKesson Corp.	10,587	502,353
Medco Health Solutions, Inc.(a)	10,420	571,329
Medimmune, Inc.(a)	8,564	288,179
Merck & Co., Inc.	77,715	2,114,625
Mylan Laboratories, Inc.	7,524	144,912
Pfizer, Inc.	259,741	6,485,733
Schering-Plough Corp.(b)	51,588	1,085,927
Sigma-Aldrich Corp.	2,384	152,719
Watson Pharmaceutical, Inc.(a)	3,970	145,342
Wyeth	47,256	2,186,535
		33,963,760
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.(b)	9,960	242,327

Prepackaged Software — 3.5%
Adobe Systems, Inc.	16,612	$495,868
BMC Software, Inc.(a)	8,065	170,172
Citrix Systems, Inc.(a)	6,092	153,153
Computer Associates International, Inc.(b)	16,423	456,724
Compuware Corp.(a)	13,878	131,841
Electronic Arts, Inc.(a)	10,600	603,034
Intuit, Inc.(a)	6,610	296,194
Microsoft Corp.	323,887	8,333,613
Novell, Inc.(a)	13,976	104,121
Oracle Corp.(a)	132,561	1,642,431
Siebel Systems, Inc.	18,118	187,159
Symantec Corp.(a)	41,489	940,141
		13,514,451
Real Estate — 0.2%
Equity Office Properties Trust	14,160	463,174
Equity Residential REIT	9,900	374,715
		837,889
Restaurants — 0.6%
Darden Restaurants, Inc.	5,492	166,792
McDonald’s Corp.	43,877	1,469,441
Wendy’s International, Inc.	3,975	179,471
Yum! Brands, Inc.	10,198	493,685
		2,309,389
Retail — 4.7%
AutoZone, Inc.(a)	1,954	162,671
Bed Bath & Beyond, Inc.(a)	10,450	419,881
Best Buy Co., Inc.	14,495	630,967
Big Lots, Inc.(a)	3,874	42,575
Circuit City Stores, Inc.	6,800	116,688
Costco Wholesale Corp.	16,342	704,177
CVS Corp.	27,606	800,850
Dillards, Inc. Cl. A	3,001	62,661
Dollar General Corp.	11,314	207,499
Family Dollar Stores, Inc.	5,951	118,246
Federated Department Stores, Inc.	9,050	605,174
The Home Depot Inc.	75,437	2,877,167
J.C. Penney Co., Inc.	9,409	446,175
Kohl’s Corp.(a)	11,523	578,224
Lowe’s Companies, Inc.(b)	27,182	1,750,521
Office Depot, Inc.(a)	10,765	319,721
RadioShack Corp.(b)	4,681	116,089
Sears Holdings Corp.(a)	3,708	461,349
Staples, Inc.	25,759	549,182
Target Corp.	30,568	1,587,396
Tiffany & Co.(b)	4,992	198,532
TJX Companies, Inc.	16,676	341,524

Walgreen Co.	35,304	$1,533,959
Wal-Mart Stores, Inc.	87,734	3,844,504
		18,475,732
Retail - Grocery — 0.1%
Albertson’s, Inc.(b)	12,747	326,961
Telephone Utilities — 2.3%
Alltel Corp.	13,208	859,973
AT&T Corp.	28,184	558,043
BellSouth Corp.	62,820	1,652,166
CenturyTel, Inc.	4,931	172,486
Qwest Communications International, Inc.(a)	53,558	219,588
Sprint Corp. (FON Group)	102,859	2,445,987
Verizon Communications, Inc.	97,876	3,199,566
		9,107,809
Tobacco — 1.5%
Altria Group, Inc.	72,654	5,355,326
Reynolds American, Inc.(b)	3,000	249,060
UST, Inc.(b)	6,022	252,081
		5,856,467
Toys, Games — 0.1%
Hasbro, Inc.	6,191	121,653
Mattel, Inc.	14,489	241,677
		363,330
Transportation — 1.7%
Burlington Northern Santa Fe Corp.	12,993	776,981
Carnival Corp.	15,185	758,946
CSX Corp.	7,465	346,973
FedEx Corp.	10,503	915,126
Norfolk Southern Corp.	13,689	555,226
Union Pacific Corp.	9,717	696,709
United Parcel Service, Inc. Cl. B	38,500	2,661,505
		6,711,466
Travel — 0.0%
Sabre Holdings Corp.	4,731	95,945
TOTAL EQUITIES (Cost $351,087,771)		389,480,947

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.2%
Cash Equivalents — 9.8%(d)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$845,960	$845,960
American Beacon Money Market Fund		458,933	458,933
Bank of America 3.770%	10/18/2005	592,172	592,172

Bank of America 3.770%	11/28/2005	$1,099,749	$1,099,749
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	1,268,941	1,268,941
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	1,268,941	1,268,941
Barclays 3.695%	01/17/2006	338,384	338,384
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	1,483,815	1,483,815
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	253,788	253,788
BGI Institutional Money Market Fund		2,960,862	2,960,862
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	845,960	845,960
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	1,691,921	1,691,921
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	845,960	845,960
Deutsche Bank Eurodollar Time Deposit 3.75%	10/17/2005	845,960	845,960
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	761,364	761,364
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	507,576	507,576
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	1,015,153	1,015,153
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	507,576	507,576
Freddie Mac Discount Note 3.671%	10/18/2005	662,463	662,463
Goldman Sachs Financial Square Prime Obligations Money Market Fund		809,050	809,050
Harris Trust & Savings Bank 3.795%	11/04/2005	640,913	640,913
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	845,960	845,960
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	845,960	845,960
Merrimac Cash Fund, Premium Class		135,354	135,354
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	1,691,921	1,691,921
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	1,691,921	1,691,921
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	845,960	845,960
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	845,960	845,960

Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	$845,960	$845,960
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	845,960	845,960
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	1,268,941	1,268,941
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	1,179,050	1,179,050
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	1,353,537	1,353,537
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	1,691,921	1,691,921
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	1,015,157	1,015,157
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	845,960	845,960
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	845,960	845,960
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	845,960	845,960
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	845,960	845,960
			38,192,843
Repurchase Agreement — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(e)		1,249,982	1,249,982
U.S. Treasury Bills — 0.1%
US Treasury Bill(c) 3.210%	12/01/2005	385,000	382,906
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			39,825,731
TOTAL INVESTMENTS — 109.7% (Cost $390,913,502)(f)			$429,306,678
Other Assets/(Liabilities) — (9.7%)			(37,931,699)
NET ASSETS — 100.0%			$391,374,979

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is held as collateral for open futures contracts (Note 2).
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,250,268. Collateralized by U.S. Government Agency obligation with a rate of 4.330%, maturity date of 10/25/2032, and an aggregate market value, including accrued interest, of $1,312,481.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 0.2%
Getty Images, Inc.(a)(b)	400	$34,416
Aerospace & Defense — 1.5%
Goodrich Corp.	300	13,302
Lockheed Martin Corp.	4,000	244,160
Rockwell Collins, Inc.	1,100	53,152
		310,614
Air Transportation — 0.2%
AMR Corp.(a)(b)	3,000	33,540
Apparel, Textiles & Shoes — 2.0%
American Eagle Outfitters, Inc.	3,800	89,414
bebe stores, inc.	2,400	42,000
Chico’s FAS, Inc.(a)	900	33,120
Coach, Inc.(a)	2,000	62,720
Columbia Sportswear Co.(a)(b)	500	23,200
Nike, Inc. Cl. B	600	49,008
Nordstrom, Inc.	2,600	89,232
Urban Outfitters, Inc.(a)	1,000	29,400
		418,094
Automotive & Parts — 0.9%
Harley-Davidson, Inc.	3,100	150,164
Oshkosh Truck Corp.	200	8,632
Paccar, Inc.	400	27,156
		185,952
Banking, Savings & Loans — 1.5%
Fannie Mae	6,900	309,258
Broadcasting, Publishing & Printing — 0.4%
Cablevision Systems Corp. Cl. A(a)	1,500	46,005
The McGraw-Hill Companies, Inc.	1,000	48,040
		94,045
Chemicals — 0.8%
Dow Chemical Co.	3,400	141,678
Eastman Chemical Co.	300	14,091
Georgia Gulf Corp.	600	14,448
		170,217
Commercial Services — 1.0%
eBay, Inc.(a)	600	24,720
Global Payments, Inc.	200	15,544
Jacobs Engineering Group, Inc.(a)	300	20,220

1

Moody’s Corp.(b)	800	$40,864
Paychex, Inc.	500	18,540
Pharmaceutical Product Development, Inc.(a)	510	29,330
Regis Corp.	200	7,564
Rent-A-Center, Inc.(a)	2,300	44,413
Robert Half International, Inc.	500	17,795
		218,990
Communications — 0.6%
Harris Corp.	1,900	79,420
Network Appliance, Inc.(a)(b)	2,100	49,854
		129,274
Communications Equipment — 0.9%
Motorola, Inc.	9,000	198,810
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.	1,300	60,372
F5 Networks, Inc.(a)	400	17,388
		77,760
Computer Programming Services — 0.1%
Cognizant Technology Solutions Corp.(a)	600	27,954
Computer Related Services — 0.0%
CNET Networks, Inc.(a)	800	10,856
Computers & Information — 6.0%
Apple Computer, Inc.(a)	2,400	128,664
Dell, Inc.(a)	24,200	827,640
EMC Corp.(a)	3,700	47,878
Emulex Corp.(a)	700	14,147
International Business Machines Corp.	1,900	152,418
Lexmark International, Inc.(a)	500	30,525
Western Digital Corp.(a)	5,700	73,701
		1,274,973
Containers — 0.1%
Crown Holdings, Inc.(a)	900	14,346
Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	1,500	89,190
Data Processing & Preparation — 2.3%
Affiliated Computer Services, Inc. Cl. A(a)	1,000	54,600
First Data Corp.	7,200	288,000
Fiserv, Inc.(a)	1,200	55,044
NCR Corp.(a)	1,700	54,247
Total System Services, Inc.	1,100	25,641
		477,532
Electric Utilities — 0.8%
Exelon Corp.	2,800	149,632
TXU Corp.(b)	200	22,576
		172,208

2

Electrical Equipment & Electronics — 9.0%
American Power Conversion Corp.	1,400	$36,260
Amphenol Corp. Cl. A	900	36,306
Cree, Inc.(a)(b)	1,200	30,024
General Electric Co.	3,900	131,313
Intel Corp.	43,900	1,082,135
International Rectifier Corp.(a)	700	31,556
LSI Logic Corp.(a)	1,700	16,745
Nvidia Corp.(a)	1,200	41,136
Qlogic Corp.(a)	1,300	44,460
Rockwell Automation, Inc.	1,800	95,220
Texas Instruments, Inc.	10,900	369,510
		1,914,665
Energy — 8.3%
BJ Services Co.	800	28,792
Burlington Resources, Inc.	1,500	121,980
EOG Resources, Inc.	3,800	284,620
Exxon Mobil Corp.	15,100	959,454
Halliburton Co.(b)	1,500	102,780
Kinder Morgan, Inc.	1,800	173,088
Murphy Oil Corp.	600	29,922
Patterson-UTI Energy, Inc.	1,500	54,120
		1,754,756
Financial Services — 2.0%
Franklin Resources, Inc.	1,200	100,752
Legg Mason, Inc.	300	32,907
MBNA Corp.	6,600	162,624
Regency Centers Corp.	200	11,490
The Charles Schwab Corp.	7,400	106,782
		414,555
Foods — 0.1%
Panera Bread Co. Cl. A(a)(b)	600	30,708
Healthcare — 7.7%
Caremark Rx, Inc.(a)	500	24,965
Coventry Health Care, Inc.(a)	300	25,806
Express Scripts, Inc.(a)(b)	2,000	124,400
HCA, Inc.	3,100	148,552
Humana, Inc.(a)	500	23,940
Lincare Holdings, Inc.(a)(b)	2,600	106,730
Triad Hospitals, Inc.(a)	500	22,635
UnitedHealth Group, Inc.	20,088	1,128,946
Universal Health Services, Inc. Cl. B(b)	400	19,052
		1,625,026
Home Construction, Furnishings & Appliances — 1.2%
D.R. Horton, Inc.	2,200	79,684
Maytag Corp.	800	14,608
Mohawk Industries, Inc.(a)	900	72,225
The Ryland Group, Inc.	300	20,526

3

Tempur-Pedic International, Inc.(a)(b)	600	$7,104
Toll Brothers, Inc.(a)(b)	1,400	62,538
		256,685
Household Products — 0.4%
Black & Decker Corp.(b)	500	41,045
Corning, Inc.(a)	1,800	34,794
Fortune Brands, Inc.	200	16,266
		92,105
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	200	12,584
Information Retrieval Services — 0.9%
Google, Inc. Cl. A(a)(b)	400	126,584
Yahoo!, Inc.(a)	1,800	60,912
		187,496
Insurance — 2.7%
Aetna, Inc.	2,600	223,964
AFLAC, Inc.	5,000	226,500
Ambac Financial Group, Inc.	700	50,442
Marsh & McLennan Companies, Inc.	1,000	30,390
Radian Group, Inc.	500	26,550
WellChoice, Inc.(a)	200	15,180
		573,026
Lodging — 2.0%
Boyd Gaming Corp.	300	12,936
Marriott International, Inc. Cl. A	3,000	189,000
MGM Mirage(a)	3,500	153,195
Starwood Hotels & Resorts Worldwide, Inc.	1,100	62,887
		418,018
Machinery & Components — 1.8%
Baker Hughes, Inc.	1,300	77,584
Caterpillar, Inc.	4,200	246,750
Grant Prideco, Inc.(a)	600	24,390
Joy Global, Inc.	400	20,184
Smith International, Inc.	600	19,986
		388,894
Manufacturing — 0.1%
American Standard Companies, Inc.	300	13,965
Medical Supplies — 0.7%
Agilent Technologies, Inc.(a)	700	22,925
Bard (C.R.), Inc.	220	14,526
Bausch & Lomb, Inc.	300	24,204
Medtronic, Inc.	500	26,810
St. Jude Medical, Inc.(a)	300	14,040
Zimmer Holdings, Inc.(a)	700	48,223
		150,728

4

Metals & Mining — 0.1%
Precision Castparts Corp.(b)	400	$21,240
Pharmaceuticals — 17.1%
Abbott Laboratories	2,400	101,760
AmerisourceBergen Corp.(b)	1,200	92,760
Amgen, Inc.(a)	800	63,736
Barr Pharmaceuticals(a)	1,400	76,888
Cardinal Health, Inc.	5,200	329,888
Forest Laboratories, Inc.(a)	1,200	46,764
Genentech, Inc.(a)	1,400	117,894
Hospira, Inc.(a)	300	12,291
Invitrogen Corp.(a)	300	22,569
Johnson & Johnson	21,100	1,335,208
McKesson Corp.	4,400	208,780
Medco Health Solutions, Inc.(a)	1,500	82,245
Merck & Co., Inc.	17,700	481,617
Omnicare, Inc.	400	22,492
Pfizer, Inc.	20,700	516,879
Wyeth	2,500	115,675
		3,627,446
Prepackaged Software — 1.5%
Adobe Systems, Inc.	5,000	149,250
Microsoft Corp.	2,600	66,898
Oracle Corp.(a)	7,800	96,642
		312,790
Real Estate — 0.3%
The St. Joe Co.	1,100	68,695
Restaurants — 1.3%
Brinker International, Inc.(a)(b)	900	33,804
Darden Restaurants, Inc.	3,000	91,110
Outback Steakhouse, Inc.	1,100	40,260
Wendy’s International, Inc.	1,000	45,150
Yum! Brands, Inc.	1,200	58,092
		268,416
Retail — 14.7%
Advance Auto Parts Corp.(a)	1,300	50,284
AutoZone, Inc.(a)	300	24,975
Bed Bath & Beyond, Inc.(a)	4,100	164,738
CVS Corp.	1,100	31,911
Dollar General Corp.	4,000	73,360
Dollar Tree Stores, Inc.(a)	2,400	51,960
Family Dollar Stores, Inc.	800	15,896
The Home Depot Inc.	24,800	945,872
Lowe’s Companies, Inc.(b)	8,900	573,160
Michaels Stores, Inc.	1,400	46,284
MSC Industrial Direct Co. Cl. A	400	13,268
Target Corp.	3,600	186,948
TJX Companies, Inc.	4,400	90,112

5

Walgreen Co.	7,100	$308,495
Wal-Mart Stores, Inc.	12,000	525,840
		3,103,103
Telephone Utilities — 0.9%
Nextel Partners, Inc. Cl. A(a)(b)	4,500	112,950
NII Holdings, Inc. Cl. B(a)	900	76,005
		188,955
Tobacco — 5.5%
Altria Group, Inc.	15,900	1,171,989
Transportation — 0.3%
CNF, Inc.	500	26,250
J.B. Hunt Transport Services, Inc.	800	15,208
Landstar System, Inc.	400	16,012
		57,470
TOTAL EQUITIES (Cost $19,822,381)		20,901,344
RIGHTS — 0.0%
Computers & Information
Seagate Technology(a)(c)	11,100	0
TOTAL RIGHTS (Cost $0)		0
WARRANTS — 0.0%
Communications
Lucent Technologies, Inc. Warrants, Expires 12/10/2007(a)	71	68
TOTAL WARRANTS (Cost $0)		68
TOTAL LONG TERM INVESTMENTS (Cost $19,822,381)		20,901,412

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.6%
Cash Equivalents — 5.1%(d)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$23,826	$23,826
American Beacon Money Market Fund		12,926	12,926
Bank of America 3.770%	10/18/2005	16,679	16,679
Bank of America 3.770%	11/28/2005	30,974	30,974
Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	35,740	35,740
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	35,740	35,740

6

Barclays 3.695%	01/17/2006	$9,531	$9,531
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	41,792	41,792
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	7,148	7,148
BGI Institutional Money Market Fund		83,393	83,393
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	23,826	23,826
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	47,653	47,653
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	23,826	23,826
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	23,826	23,826
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	21,444	21,444
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	14,296	14,296
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	28,592	28,592
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	14,296	14,296
Freddie Mac Discount Note 3.671%	10/18/2005	18,658	18,658
Goldman Sachs Financial Square Prime Obligations Money Market Fund		22,787	22,787
Harris Trust & Savings Bank 3.795%	11/04/2005	18,051	18,051
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	23,826	23,826
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	23,826	23,826
Merrimac Cash Fund, Premium Class		3,812	3,812
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	47,653	47,653
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	47,653	47,653
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	23,826	23,826
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	23,826	23,826
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	23,826	23,826
Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	23,826	23,826

7

Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	$35,740	$35,740
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	33,208	33,208
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	38,122	38,122
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	47,653	47,653
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	28,592	28,592
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	23,826	23,826
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	23,827	23,827
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	23,827	23,827
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	23,827	23,827
			1,075,700

Repurchase Agreement — 0.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/05, 2.75%, due 10/03/2005(e)	98,792	98,792
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		1,174,492
TOTAL INVESTMENTS — 104.4% (Cost $20,996,873)(f)		$22,075,904
Other Assets/(Liabilities) — (4.4%)		(923,903)
NET ASSETS — 100.0%		$21,152,001

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $98,815. Collateralized by U.S. Government Agency obligation with a rate of 6.375%, maturity date of 3/25/2028, and an aggregate market value, including accrued interest, of $103,732.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML OTC 100 Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.6%
COMMON STOCK
Advertising — 0.3%
Lamar Advertising Co.(a)	669	$30,346
Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.	1,115	26,426
Automotive & Parts — 1.0%
Paccar, Inc.	1,488	101,020
Broadcasting, Publishing & Printing — 3.3%
Comcast Corp. Cl. A(a)	7,387	217,030
IAC/InterActiveCorp.(a)	2,727	69,129
Liberty Global, Inc. Cl. A(a)	1,870	50,640
		336,799
Commercial Services — 6.3%
Apollo Group, Inc. Cl. A(a)	1,414	93,875
Career Education Corp.(a)	811	28,839
Cintas Corp.	1,565	64,243
eBay, Inc.(a)	7,821	322,225
Fastenal Co.	559	34,149
Paychex, Inc.	2,785	103,268
		646,599
Communications — 10.9%
EchoStar Communications Corp. Cl. A	1,704	50,387
Network Appliance, Inc.(a)	2,980	70,745
NTL, Inc.(a)	719	48,029
Qualcomm, Inc.	15,277	683,646
Research In Motion Limited(a)	1,478	101,095
Sirius Satellite Radio, Inc.(a)	11,138	72,954
Tellabs, Inc.(a)	1,975	20,777
XM Satellite Radio Holdings, Inc. Cl. A(a)	1,772	63,633
		1,111,266
Communications Equipment — 0.3%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)	857	31,572
Computer Integrated Systems Design — 1.5%
Autodesk, Inc.	1,843	85,589
Sun Microsystems, Inc.(a)	11,489	45,037
Synopsys, Inc.(a)	1,031	19,486
		150,112

1

Computer Programming Services — 1.1%
Cognizant Technology Solutions Corp.(a)	1,031	$48,034
Mercury Interactive Corp.(a)	714	28,274
VeriSign, Inc.(a)	1,936	41,372
		117,680
Computers & Information — 11.5%
Apple Computer, Inc.(a)	8,965	480,614
CDW Corp.	649	38,239
Cisco Systems, Inc.(a)	17,684	317,074
Comverse Technology, Inc.(a)	1,610	42,295
Dell, Inc.(a)	6,831	233,620
Sandisk Corp.(a)	1,292	62,339
		1,174,181
Containers — 0.2%
Smurfit-Stone Container Corp.(a)	1,928	19,974
Data Processing & Preparation — 0.8%
Fiserv, Inc.(a)	1,823	83,621
Electrical Equipment & Electronics — 14.7%
Altera Corp.(a)	4,059	77,567
American Power Conversion Corp.	1,513	39,187
ATI Technologies, Inc.(a)	1,925	26,835
Broadcom Corp. Cl. A(a)	1,995	93,585
Flextronics International Limited(a)	4,809	61,796
Garmin Limited	775	52,568
Intel Corp.	16,526	407,366
Intersil Corp. Cl. A	1,199	26,114
JDS Uniphase Corp.(a)	14,618	32,452
Kla-Tencor Corp.	1,855	90,450
Linear Technology Corp.	3,176	119,386
Marvell Technology Group Limited (a)	2,072	95,540
Maxim Integrated Products, Inc.	3,560	151,834
Microchip Technology, Inc.	1,347	40,572
Molex, Inc.	766	20,437
Novellus Systems, Inc.	1,094	27,438
Qlogic Corp.(a)	716	24,487
Sanmina-SCI Corp.(a)	4,346	18,644
Xilinx, Inc.	3,591	100,009
		1,506,267
Food Retailers — 2.0%
Starbucks Corp.(a)	4,138	207,314
Healthcare — 0.9%
Express Scripts, Inc.(a)	1,027	63,879
Lincare Holdings, Inc.(a)	734	30,131
		94,010
Information Retrieval Services — 2.4%
Juniper Networks, Inc.(a)	2,855	67,920
Yahoo!, Inc.(a)	5,246	177,525
		245,445

2

Internet Content — 0.2%
BEA Systems, Inc.(a)	2,822	$25,342
Lodging — 0.4%
Wynn Resorts Limited(a)	840	37,926
Manufacturing — 1.4%
Applied Materials, Inc.	6,499	110,223
Lam Research Corp.(a)	1,091	33,243
		143,466
Medical Supplies — 1.6%
Biomet, Inc.	2,603	90,350
Dentsply International, Inc.	590	31,872
Patterson Cos., Inc.(a)	1,024	40,991
		163,213
Miscellaneous — 0.3%
Nasdaq-100 Index Tracking Stock	784	30,937
Pharmaceuticals — 12.7%
Amgen, Inc.(a)	4,454	354,850
Biogen Idec, Inc.(a)	2,849	112,479
Celgene Corp.(a)	1,289	70,018
Chiron Corp.(a)	2,035	88,767
Genzyme Corp.(a)	2,492	178,527
Gilead Sciences, Inc.(a)	3,478	169,587
Invitrogen Corp.(a)	386	29,039
Medimmune, Inc.(a)	2,042	68,713
Millennium Pharmaceuticals, Inc.(a)	2,621	24,454
Sepracor, Inc.(a)	793	46,779
Sigma-Aldrich Corp.	502	32,158
Teva Pharmaceutical Sponsored ADR (Israel)	3,715	124,155
		1,299,526
Prepackaged Software — 16.3%
Adobe Systems, Inc.	3,737	111,549
Check Point Software Technologies Limited(a)	1,867	45,405
Citrix Systems, Inc.(a)	1,568	39,420
Electronic Arts, Inc.(a)	2,370	134,829
Intuit, Inc.(a)	1,768	79,224
Microsoft Corp.	28,557	734,772
Oracle Corp.(a)	16,685	206,727
Pixar, Inc.(a)	924	41,127
Siebel Systems, Inc.	4,739	48,954
Symantec Corp.(a)	9,701	219,825
		1,661,832
Retail — 5.8%
Amazon.Com, Inc.(a)	2,118	95,945
Bed Bath & Beyond, Inc.(a)	3,080	123,754
Costco Wholesale Corp.	1,955	84,241
Dollar Tree Stores, Inc.(a)	808	17,493
Petsmart, Inc.	1,101	23,980

3

Sears Holdings Corp.(a)	1,336	$166,225
Staples, Inc.	3,823	81,506
		593,144
Retail - Grocery — 0.7%
Whole Foods Market, Inc.	511	68,704
Telephone Utilities — 0.8%
Level 3 Communications, Inc.(a)	5,343	12,396
MCI, Inc.	2,753	69,844
		82,240
Transportation — 0.9%
Expeditors International of Washington, Inc.	811	46,049
Robinson (C.H.) Worldwide, Inc.	655	41,999
		88,048
TOTAL EQUITIES (Cost $8,524,599)		10,077,010

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.4%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/05, 2.75%, due 10/03/2005(c)		$143,374	$143,374
U.S. Treasury Bills — 0.5%
US Treasury Bill(b) 3.210%	12/01/2005	50,000	49,728
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			193,102
TOTAL INVESTMENTS — 100.5% (Cost $8,717,701)(d)			$10,270,112
Other Assets/(Liabilities) — (0.5%)			(46,777)
NET ASSETS — 100.0%			$10,223,335

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	This security is held as collateral for open futures contracts (Note 2).
(c)

Maturiy value of $143,407. Collateralized by a U.S. Government Agency obligation with a rate of 6.625%, maturity date of 09/25/2022 and an aggregate market value, including accrued interest, of $150,543.

(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an intergral part of the financial statements.

4

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 88.1%
COMMON STOCK
Advertising — 2.0%
Aquantive, Inc.(a)	11,710	$235,722
Catalina Marketing Corp.(b)	9,100	206,934
Getty Images, Inc.(a)(b)	15,075	1,297,053
		1,739,709
Air Transportation — 1.1%
Airtran Holdings, Inc.(a)(b)	21,600	273,456
AMR Corp.(a)(b)	11,700	130,806
Forward Air Corp.	3,580	131,887
Gol Linhas Aereas Inteligentes SA ADR (Brazil)	4,910	159,329
US Airways Group, Inc.(a)	12,040	227,556
		923,034
Apparel, Textiles & Shoes — 0.6%
DSW, Inc. Cl. A(a)	5,870	124,444
Iconix Brand Group, Inc.(a)	12,890	116,010
Skechers U.S.A., Inc. Cl. A(a)	15,700	257,009
		497,463
Automotive & Parts — 1.2%
American Axle & Manufacturing Holdings, Inc.	8,000	184,640
LKQ Corp.(a)	23,722	716,404
United Auto Group, Inc.	3,500	115,640
		1,016,684
Banking, Savings & Loans — 3.3%
Advanta Corp. Cl. B	11,900	335,937
Amcore Financial, Inc.	6,400	199,744
City National Corp.	5,750	403,017
Financial Federal Corp.	25,725	1,023,855
Providian Financial Corp.(a)	17,300	305,864
Signature Bank(a)	4,630	124,964
UMB Financial Corp.	2,500	164,200
Westcorp	5,200	306,280
		2,863,861
Beverages — 0.2%
Peet’s Coffee & Tea, Inc.(a)	5,220	159,836
Broadcasting, Publishing & Printing — 1.0%
Central European Media Enterprises Ltd.(a)	2,470	130,441
Charter Communications, Inc. Cl. A(a)	105,300	157,950
LodgeNet Entertainment Corp.(a)	10,900	160,557

1

Playboy Enterprises, Inc. Cl. B(a)(b)	16,100	$227,010
TiVo, Inc.(a)(b)	28,600	157,014
		832,972
Building Materials & Construction — 0.6%
Beacon Roofing Supply, Inc.(a)	8,600	280,962
Eagle Materials, Inc.	1,930	234,244
		515,206
Chemicals — 2.0%
Cytec Industries, Inc.	6,925	300,406
Hercules, Inc.(a)	24,030	293,647
Minerals Technologies, Inc.	3,100	177,351
The Scotts Miracle-Gro Co.	10,350	910,075
		1,681,479
Commercial Services — 8.5%
The Advisory Board Co.(a)	5,750	299,230
ADVO, Inc.(b)	7,300	228,417
The Corporate Executive Board Co.	19,930	1,554,141
Corrections Corp. of America(a)	7,310	290,207
DiamondCluster International, Inc. Cl. A(a)	12,220	92,628
eResearch Technology, Inc.(a)	11,410	161,908
Exelixis, Inc.(a)	17,000	130,390
Grupo Aeroportuario de Sureste SA de CV, ADR	10,020	399,798
Harris Interactive, Inc.(a)	29,900	127,673
Incyte Corp.(a)(b)	24,000	112,800
ITT Educational Services, Inc.(a)	28,050	1,384,267
Ituran Location and Control Ltd.(a)	4,900	64,435
Jacobs Engineering Group, Inc.(a)	2,750	185,350
LECG Corp.(a)	9,020	207,460
Lincoln Educational Services Corp.(a)	29,800	351,342
Opsware, Inc.(a)	60,450	313,735
Pharmaceutical Product Development, Inc.(a)	3,950	227,164
Stericycle, Inc.(a)	5,120	292,608
Valassis Communications, Inc.(a)	5,600	218,288
Vertrue, Inc.(a)(b)	9,350	339,872
VistaPrint Ltd.(a)	7,600	115,900
Washington Group International, Inc.(a)	4,500	242,505
		7,340,118
Communications — 1.4%
Arris Group, Inc.(a)	20,100	238,386
Crown Castle International Corp.(a)	10,110	249,009
EFJ, Inc.(a)	9,570	98,475
Powerwave Technologies, Inc.(a)(b)	13,900	180,561
SBA Communications Corp.(a)	18,530	286,288
Westell Technologies, Inc. Cl. A(a)	45,000	163,800
		1,216,519
Computer Integrated Systems Design — 3.0%
Avid Technology, Inc.(a)	35,950	1,488,330
Cogent, Inc.(a)(b)	14,900	353,875

2

F5 Networks, Inc.(a)	3,830	$166,490
IDX Systems Corp.(a)(b)	7,600	328,168
Sapient Corp.(a)	15,700	98,125
Websense, Inc.(a)	2,500	128,025
		2,563,013
Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc.(a)	11,400	261,516
Computer Programming Services — 0.6%
Entrust, Inc.(a)	20,440	114,464
Jamdat Mobile, Inc.(a)(b)	19,900	417,900
		532,364
Computer Related Services — 2.9%
Acxiom Corp.	8,800	164,736
Checkfree Corp.(a)(b)	43,642	1,650,540
Checkpoint Systems, Inc.(a)	6,420	152,282
Ingram Micro, Inc. Cl. A(a)	16,200	300,348
NetFlix, Inc.(a)(b)	10,500	272,895
		2,540,801
Computers & Information — 3.1%
Foundry Networks, Inc.(a)	17,160	217,932
Logitech International SA ADR (Switzerland)(a)	9,020	367,565
Palm Inc.(a)(b)	8,030	227,490
Redback Networks, Inc.(a)	14,400	142,848
Scientific Games Corp. Cl. A(a)	38,500	1,193,500
SRA International, Inc. Cl. A(a)	4,990	177,045
Symbol Technologies, Inc.	63	610
VeriFone Holdings, Inc.(a)	16,980	341,468
		2,668,458
Cosmetics & Personal Care — 0.2%
Nu Skin Enterprises, Inc. Cl. A(b)	10,000	190,500
Data Processing & Preparation — 2.0%
CSG Systems International, Inc.(a)	12,110	262,908
Factset Research Systems, Inc.	35,312	1,244,395
The BISYS Group, Inc.(a)	14,400	193,392
		1,700,695
Electrical Equipment & Electronics — 4.4%
Agere Systems, Inc.(a)	9,590	99,832
Benchmark Electronics, Inc.(a)	1,600	48,192
Cree, Inc.(a)(b)	37,550	939,501
Evergreen Solar, Inc.(a)	13,260	123,716
FuelCell Energy, Inc.(a)(b)	15,800	173,326
Gentex Corp.(b)	50,750	883,050
MEMC Electronic Materials, Inc.(a)	8,930	203,515
Microsemi Corp.(a)	8,380	214,025
Moog, Inc. Cl. A(a)	5,735	169,297
Newport Corp.(a)	9,400	130,942
ON Semiconductor Corp.(a)	57,700	298,309

3

Portalplayer, Inc.(a)	6,460	$177,198
RF Micro Devices, Inc.(a)	27,700	156,505
SiRF Technology Holdings, Inc.(a)	6,400	192,832
		3,810,240
Energy — 4.8%
Alon USA Energy, Inc.(a)(b)	12,520	302,358
Arch Coal, Inc.	3,500	236,250
Cabot Oil & Gas Corp. Cl. A	4,580	231,336
Comstock Resources, Inc.(a)	9,800	321,538
Grey Wolf, Inc.(a)	29,200	246,156
Newfield Exploration Co.(a)	24,900	1,222,590
Pride International, Inc.(a)	6,660	189,877
Range Resources Corp.	6,150	237,451
Stolt Offshore SA Sponsored ADR (United Kingdom)(a)	14,570	168,721
TETRA Technologies, Inc.(a)	12,500	390,250
UGI Corp.	6,800	191,420
Vintage Petroleum, Inc.	8,400	383,544
		4,121,491
Entertainment & Leisure — 0.7%
Churchill Downs, Inc.	4,500	158,940
Gaylord Entertainment(a)(b)	9,000	428,850
		587,790
Financial Services — 2.5%
Affiliated Managers Group, Inc.(a)(b)	4,820	349,064
IndyMac Bancorp, Inc.	5,500	217,690
Investment Technology Group, Inc.(a)	9,750	288,600
The Nasdaq Stock Market Inc.(a)	22,210	563,024
Nuveen Investments, Inc. Cl. A	6,160	242,642
Redwood Trust, Inc.(b)	4,200	204,162
Ventas, Inc.	7,700	247,940
		2,113,122
Foods — 1.6%
Diamond Foods Inc.(a)	7,350	125,685
Provide Commerce, Inc.(a)(b)	20,700	502,389
The J.M. Smucker Co.	16,150	783,921
		1,411,995
Healthcare — 7.1%
Allscripts Healthcare Solutions, Inc.(a)(b)	62,229	1,121,367
American Healthways, Inc.(a)	27,600	1,170,240
AmSurg Corp.(a)	32,350	885,096
Covance, Inc.(a)	4,450	213,556
Genesis HealthCare Corp.(a)	8,900	358,848
Human Genome Sciences, Inc.(a)(b)	17,500	237,825
Humana, Inc.(a)	2,300	110,124
Manor Care, Inc.	8,800	338,008
Matria Healthcare, Inc.(a)	9,500	358,625
Symbion, Inc.(a)	9,100	235,417

4

Triad Hospitals, Inc.(a)	6,100	$276,147
VCA Antech, Inc.(a)	30,900	788,568
		6,093,821
Heavy Machinery — 0.5%
Bucyrus International, Inc. Cl. A	9,500	466,735
Home Construction, Furnishings & Appliances — 1.0%
Ethan Allen Interiors, Inc.(b)	5,200	163,020
Fossil, Inc.(a)	30,050	546,610
Furniture Brands International, Inc.(b)	7,825	141,085
Standard-Pacific Corp.	650	26,982
		877,697
Household Products — 0.5%
Ferro Corp.	11,600	212,512
Jarden Corp.(a)	6,345	260,589
		473,101
Information Retrieval Services — 1.1%
CoStar Group, Inc.(a)(b)	19,800	925,056
Insurance — 1.7%
Arch Capital Group Ltd.(a)	5,150	255,389
Aspen Insurance Holdings Ltd.	12,460	368,193
HealthExtras, Inc.(a)	8,130	173,819
ProAssurance Corp.(a)	8,950	417,697
Reinsurance Group of America, Inc.	4,700	210,090
		1,425,188
Lodging — 1.6%
Aztar Corp.(a)	6,500	200,265
La Quinta Corp.(a)	38,260	332,479
Vail Resorts, Inc.(a)	29,650	852,438
		1,385,182
Machinery & Components — 1.8%
Agco Corp.(a)	11,200	203,840
Chicago Bridge & Iron Co. NV	32,350	1,005,762
Global Power Equipment Group, Inc.(a)(b)	23,100	164,703
Woodward Governor Co.	1,750	148,838
		1,523,143
Manufacturing — 0.5%
Stewart & Stevenson Services Corp.	18,920	451,242
Medical Supplies — 3.6%
Advanced Neuromodulation Systems, Inc.(a)	3,580	169,907
Arrow International, Inc.	8,430	237,726
Foxhollow Technologies, Inc.(a)	4,500	214,245
HealthTronics, Inc.(a)	13,160	131,074
Hologic, Inc.(a)	6,060	349,965
Intermagnetics General Corp.(a)	4,000	111,760
Kensey Nash Corp.(a)(b)	9,800	300,468
Kyphon, Inc.(a)(b)	15,680	688,979

5

Mentor Corp.	4,260	$234,343
PSS World Medical, Inc.(a)	48,400	645,656
		3,084,123
Metals & Mining — 0.5%
Carpenter Technology	3,900	228,579
Century Aluminum Co.(a)	9,200	206,816
		435,395
Pharmaceuticals — 3.8%
Abgenix, Inc.(a)(b)	26,150	331,582
Alkermes, Inc.(a)(b)	23,090	387,912
Amylin Pharmaceuticals, Inc.(a)(b)	15,870	552,117
Atherogenics, Inc.(a)	5,230	83,837
Digene Corp.(a)	6,790	193,515
Encysive Pharmaceuticals, Inc.(a)	11,580	136,412
ICOS Corp.(a)	3,620	99,984
Martek Biosciences Corp.(a)(b)	19,900	699,087
The Medicines Co.(a)(b)	12,120	278,881
MGI Pharma, Inc.(a)	9,150	213,287
NPS Pharmaceuticals, Inc.(a)	5,410	54,695
Salix Pharmaceuticals Ltd.(a)	3,600	76,500
Vertex Pharmaceuticals, Inc.(a)	4,050	90,518
Zymogenetics, Inc.(a)	6,200	102,300
		3,300,627
Prepackaged Software — 8.7%
Blackboard, Inc.(a)(b)	39,000	975,390
Cerner Corp.(a)(b)	13,125	1,140,956
Dendrite International, Inc.(a)	49,800	1,000,482
EPIQ Systems, Inc.(a)(b)	19,890	434,000
MicroStrategy, Inc. Cl. A(a)	14,400	1,012,176
NAVTEQ Corp.(a)	2,160	107,892
Red Hat, Inc.(a)(b)	47,540	1,007,373
Salesforce.com, Inc.(a)	7,570	175,018
Serena Software, Inc.(a)	10,800	215,244
Take-Two Interactive Software, Inc.(a)(b)	43,255	955,503
THQ, Inc.(a)	10,295	219,489
Verint Systems, Inc.(a)	5,150	210,841
		7,454,364
Real Estate — 0.3%
CB Richard Ellis Group, Inc. Cl. A(a)	4,720	232,224
Restaurants — 1.0%
California Pizza Kitchen, Inc.(a)	4,970	145,323
P.F. Chang’s China Bistro, Inc.(a)(b)	7,600	340,708
RARE Hospitality International, Inc.(a)	10,100	259,570
Red Robin Gourmet Burgers, Inc.(a)	2,280	104,515
		850,116

6

Retail — 2.7%
Borders Group, Inc.	9,600	$212,832
Electronics Boutique Holdings Corp.(a)	2,570	161,499
Foot Locker, Inc.	6,300	138,222
GameStop Corp.(a)	450	14,162
GameStop Corp. Cl. B(a)	5,350	151,887
Insight Enterprises, Inc.(a)	10,360	192,696
Men’s Wearhouse, Inc.(a)	5,590	149,253
O’Reilly Automotive, Inc.(a)	33,890	955,020
Stamps.com, Inc.(a)	12,350	212,544
Stride Rite Corp.	2,700	34,614
Zumiez, Inc.(a)	2,000	65,260
		2,287,989
Telephone Utilities — 0.9%
Alamosa Holdings, Inc.(a)	11,970	204,807
Fairpoint Communications, Inc.(b)	6,800	99,484
General Communication, Inc. Cl. A(a)	24,700	244,530
Ubiquitel, Inc.(a)	30,200	263,948
		812,769
Transportation — 2.8%
CNF, Inc.(b)	4,800	252,000
J.B. Hunt Transport Services, Inc.(b)	52,300	994,223
Kansas City Southern(a)(b)	42,575	992,423
Knight Transportation, Inc.	7,650	186,354
		2,425,000
TOTAL EQUITIES (Cost $59,958,889)		75,792,638
MUTUAL FUND — 0.2%
Investment Management Services
Oil Service HOLDRs Trust	1,420	176,080
TOTAL MUTUAL FUND (Cost $145,212)		176,080
TOTAL LONG TERM INVESTMENTS (Cost $60,104,101)		75,968,718

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 31.2%
Cash Equivalents — 21.6%(c)
Abbey National PLC Eurodollar Time Deposit 3.770%	10/26/2005	$411,911	$411,911
American Beacon Money Market Fund		223,462	223,462
Bank of America 3.770%	10/18/2005	288,338	288,338
Bank of America 3.770%	11/28/2005	535,484	535,484

7

Bank of Montreal Eurodollar Time Deposit 3.790%	11/01/2005	$617,866	$617,866
Bank of Nova Scotia Eurodollar Time Deposit 3.750%	11/01/2005	617,866	617,866
Barclays 3.695%	01/17/2006	164,765	164,765
Barclays Eurodollar Time Deposit 3.615%	10/03/2005	722,492	722,492
Barclays Eurodollar Time Deposit 3.700%	10/14/2005	123,573	123,573
BGI Institutional Money Market Fund		1,441,688	1,441,688
BNP Paribas Eurodollar Time Deposit 3.750%	10/28/2005	411,911	411,911
Citigroup Eurodollar Time Deposit 3.630%	10/31/2005	823,822	823,822
Citigroup Eurodollar Time Deposit 3.870%	12/21/2005	411,911	411,911
Deutsche Bank Eurodollar Time Deposit 3.750%	10/17/2005	411,911	411,911
Federal Home Loan Bank Discount Note 3.659%	10/14/2005	370,720	370,720
Fortis Bank Eurodollar Time Deposit 3.720%	10/18/2005	247,147	247,147
Fortis Bank Eurodollar Time Deposit 3.770%	10/05/2005	494,293	494,293
Fortis Bank Eurodollar Time Deposit 3.810%	10/07/2005	247,147	247,147
Freddie Mac Discount Note 3.671%	10/18/2005	322,564	322,564
Goldman Sachs Financial Square Prime Obligations Money Market Fund		393,938	393,938
Harris Trust & Savings Bank 3.795%	11/04/2005	312,071	312,071
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.750%	11/01/2005	411,911	411,911
Lloyds TSB Bank Eurodollar Time Deposit 3.760%	10/28/2005	411,911	411,911
Merrimac Cash Fund, Premium Class		65,906	65,906
Morgan Stanley Dean Witter & Co. 4.018%	01/13/2006	823,822	823,822
Royal Bank of Canada Eurodollar Time Deposit 3.780%	10/06/2005	823,822	823,822
Royal Bank of Canada Eurodollar Time Deposit 3.865%	12/19/2005	411,911	411,911
Royal Bank of Scotland Eurodollar Time Deposit 3.750%	10/31/2005	411,911	411,911
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 3.770%	10/26/2005	411,911	411,911

8

Societe Generale Eurodollar Time Deposit 3.780%	10/03/2005	$411,911	$411,911
Societe Generale Eurodollar Time Deposit 3.800%	10/04/2005	617,866	617,866
Svenska Handlesbanken Eurodollar Time Deposit 3.875%	10/03/2005	574,097	574,097
The Bank of the West Eurodollar Time Deposit 3.760%	10/28/2005	659,057	659,057
Toronto Dominion Bank Eurodollar Time Deposit 3.680%	10/04/2005	823,822	823,822
UBS AG Eurodollar Time Deposit 3.750%	10/31/2005	494,294	494,294
Wachovia Bank NA Eurodollar Time Deposit 3.760%	10/25/2005	411,911	411,911
Wells Fargo Eurodollar Time Deposit 3.750%	10/07/2005	411,911	411,911
Wells Fargo Eurodollar Time Deposit 3.770%	10/19/2005	411,911	411,911
Wells Fargo Eurodollar Time Deposit 3.770%	10/20/2005	411,911	411,911
			18,596,676
Repurchase Agreement — 9.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2005, 2.75%, due 10/03/2005(d)		8,298,971	8,298,971
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			26,895,647
TOTAL INVESTMENTS — 119.5% (Cost $86,999,748)(e)			$102,864,365
Other Assets/(Liabilities) — (19.5%)			(16,786,997)
NET ASSETS — 100.0%			$86,077,368

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $8,300,873. Collateralized by U.S. Government Agency obligations with a rate of 5.875%, maturity date of 02/25/2030, and aggregate market value, including accrued interest, of $8,713,920.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an intergral part of the financial statements.

9

MML Emerging Growth Fund — Portfolio of Investments

September 30, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 92.7%
COMMON STOCK
Advertising — 3.1%
Aquantive, Inc.(a)	6,290	$126,618
Marchex, Inc. Cl. B(a)	5,000	82,800
Valueclick, Inc.(a)	12,926	220,898
		430,316
Apparel, Textiles & Shoes — 0.9%
bebe stores, inc.	4,835	84,613
Volcom, Inc.(a)	1,200	33,612
		118,225
Banking, Savings & Loans — 2.7%
Euronet Worldwide, Inc.(a)	4,570	135,226
PrivateBancorp, Inc.	3,856	132,184
SVB Financial Group(a)	2,230	108,467
		375,877
Beverages — 0.2%
Peet’s Coffee & Tea, Inc.(a)	940	28,783
Building Materials & Construction — 1.3%
Chemed Corp.	2,424	105,056
Merge Technologies, Inc.(a)	4,530	77,418
		182,474
Commercial Services — 12.1%
The Advisory Board Co.(a)	2,078	108,139
AMN Healthcare Services, Inc.(a)	9,100	140,777
Bright Horizons Family Solutions, Inc.(a)	5,730	220,032
CRA International, Inc.(a)	1,770	73,791
eResearch Technology, Inc.(a)	6,350	90,107
Global Payments, Inc.	1,210	94,041
Greenfield Online, Inc.(a)	2,930	15,939
Huron Consulting Group, Inc.(a)	2,360	63,295
Keryx Biopharmaceuticals(a)	4,140	65,246
Lifecell Corp.(a)	4,140	89,548
Magellan Health Services, Inc.(a)	1,640	57,646
MPS Group, Inc.(a)	2,730	32,214
Navigant Consulting, Inc.(a)	4,740	90,818
Portfolio Recovery Associates, Inc.(a)	2,760	119,177
Resources Connection, Inc.(a)	2,680	79,408
Universal Technical Institute, Inc.(a)	4,320	153,835
VistaPrint Ltd.(a)	200	3,050

1

WebSideStory, Inc.(a)	4,830	$85,588
Wind River Systems, Inc.(a)	5,710	73,830
		1,656,481
Communications — 3.3%
AudioCodes Limited(a)	8,780	96,668
Lifeline Systems, Inc.(a)	4,180	139,737
Nice Systems Limited(a)	1,497	67,635
Openwave Systems, Inc.(a)	4,250	76,415
PowerDsine Limited(a)	6,360	70,087
		450,542
Computer Integrated Systems Design — 1.4%
Mercury Computer Systems, Inc.(a)	2,656	69,720
Optimal Robotics Corp.(a)	2,420	50,046
TALX Corp.	2,250	73,778
		193,544
Computer Programming Services — 1.7%
CACI International, Inc. Cl. A(a)	1,600	96,960
Jamdat Mobile, Inc.(a)	6,350	133,350
		230,310
Computer Related Services — 1.5%
CNET Networks, Inc.(a)	4,710	63,915
eCollege.com, Inc.(a)	2,700	40,122
NetFlix, Inc.(a)	3,810	99,022
		203,059
Computers & Information — 5.4%
Emulex Corp.(a)	4,795	96,907
Micros Systems, Inc.(a)	1,907	83,431
M-Systems Flash Disk Pioneers Limited(a)	10,700	320,144
Redback Networks Inc.(a)	8,250	81,840
Scientific Games Corp. Cl. A(a)	3,210	99,510
SRA International, Inc. Cl. A(a)	1,810	64,219
		746,051
Data Processing & Preparation — 0.5%
Linktone Limited ADR (China)(a)	2,200	24,024
Tom Online, Inc., ADR(a)	2,400	47,280
		71,304
Electrical Equipment & Electronics — 8.8%
Advanced Analogic Technologies, Inc.(a)	890	9,959
Ceradyne, Inc.(a)	2,610	95,735
Credence Systems Corp.(a)	9,120	72,778
Cree, Inc.(a)	4,340	108,587
DRS Technologies, Inc.	2,540	125,374
Ixia(a)	6,407	94,247
Netlogic Microsystems, Inc.(a)	4,480	96,723
O2Micro International Limited(a)	10,280	161,807
Photon Dynamics, Inc.(a)	5,190	99,389
Portalplayer, Inc.(a)	2,750	75,433

2

SiRF Technology Holdings, Inc.(a)	3,190	$96,115
Tessera Technologies, Inc.(a)	2,463	73,668
Virage Logic Corp.(a)	7,680	59,520
Volterra Semiconductor Corp.(a)	3,400	41,718
		1,211,053
Energy — 2.8%
Bill Barrett Corp.(a)	1,160	42,711
Denbury Resources, Inc.(a)	2,310	116,516
Unit Corp.(a)	3,990	220,567
		379,794
Financial Services — 3.5%
Affiliated Managers Group, Inc.(a)	2,000	144,840
Boston Private Financial Holdings, Inc.	5,280	140,131
East West Bancorp, Inc.	1,779	60,557
GFI Group, Inc.(a)	2,430	100,043
Investment Technology Group, Inc.(a)	1,100	32,560
		478,131
Foods — 1.1%
Provide Commerce, Inc.(a)	1,730	41,987
United Natural Foods, Inc.(a)	2,930	103,605
		145,592
Healthcare — 4.2%
Allscripts Healthcare Solutions, Inc.(a)	770	13,875
American Healthways, Inc.(a)	1,800	76,320
Matria Healthcare, Inc.(a)	3,990	150,623
Option Care, Inc.	8,085	118,364
Radiation Therapy Services, Inc.(a)	2,650	84,429
United Surgical Partners International, Inc.(a)	3,195	124,956
		568,567
Heavy Machinery — 1.0%
Hydril(a)	2,030	139,339
Home Construction, Furnishings & Appliances — 0.0%
Miller (Herman), Inc.	190	5,757
Information Retrieval Services — 1.7%
Bankrate, Inc.(a)	2,740	75,158
Digital River, Inc.(a)	2,880	100,368
Infospace, Inc.(a)	2,301	54,925
WebMD Health Corp., Cl. A(a)	100	2,465
		232,916
Insurance — 1.4%
Centene Corp.(a)	3,330	83,350
Tower Group, Inc.	7,221	109,182
		192,532
Internet Software — 1.0%
WebEx Communications, Inc.(a)	5,370	131,619

3

Lodging — 1.5%
Four Seasons Hotels, Inc.	1,750	$100,450
Station Casinos, Inc.	1,660	110,158
		210,608
Machinery & Components — 2.1%
Grant Prideco, Inc.(a)	4,590	186,584
Ultratech, Inc.(a)	6,310	98,373
		284,957
Medical Supplies — 6.1%
Armor Holdings, Inc.(a)	2,630	113,116
Hologic, Inc.(a)	1,060	61,215
I-Flow Corp.(a)	7,480	102,551
Illumina, Inc.(a)	6,200	79,422
Intralase Corp.(a)	2,880	42,365
IRIS International, Inc.(a)	1,300	23,972
Kyphon, Inc.(a)	650	28,561
NuVasive, Inc.(a)	3,200	59,968
SonoSite, Inc.(a)	930	27,602
Symmetry Medical, Inc.(a)	3,060	72,522
Syneron Medical Limited(a)	3,710	135,563
Ventana Medical Systems, Inc.(a)	1,430	54,440
Vital Images, Inc.(a)	1,800	40,068
		841,365
Pharmaceuticals — 7.5%
Alexion Pharmaceuticals, Inc.(a)	4,850	134,248
Angiotech Pharmaceuticals, Inc.(a)	7,470	104,729
Atherogenics, Inc.(a)	5,020	80,471
CV Therapeutics, Inc.(a)	1,850	49,488
Discovery Laboratories, Inc.(a)	6,700	43,215
First Horizon Pharmaceutical Corp.(a)	6,088	120,969
Nabi Biopharmaceuticals(a)	6,970	91,307
NitroMed, Inc.(a)	6,100	109,800
Rigel Pharmaceuticals, Inc.(a)	6,320	150,226
Salix Pharmaceuticals Limited(a)	6,535	138,869
		1,023,322
Prepackaged Software — 6.5%
Blackboard, Inc.(a)	3,919	98,014
Epicor Software Corp.(a)	7,300	94,900
Hyperion Solutions Corp.(a)	2,310	112,382
Informatica Corp.(a)	6,670	80,173
MicroStrategy, Inc. Cl. A(a)	1,810	127,225
Quest Software, Inc.(a)	8,420	126,889
Salesforce.com, Inc.(a)	1,700	39,304
Taleo Corp., Cl. A(a)	4,090	55,215
Ultimate Software Group, Inc.(a)	2,690	49,550
Witness Systems, Inc.(a)	4,810	100,481
		884,133

4

Real Estate — 0.3%
ZipRealty, Inc.(a)	3,160	$40,258
Restaurants — 2.5%
California Pizza Kitchen, Inc.(a)	6,182	180,762
P.F. Chang’s China Bistro, Inc.(a)	1,451	65,048
Texas Roadhouse, Inc., Cl. A(a)	6,420	95,658
		341,468
Retail — 3.6%
Central Garden & Pet Co.(a)	1,320	59,730
Coldwater Creek, Inc.(a)	3,550	89,531
GSI Commerce, Inc.(a)	7,384	146,942
Hibbett Sporting Goods, Inc.(a)	4,362	97,043
Zumiez, Inc.(a)	3,180	103,763
		497,009
Telephone Utilities — 1.9%
Equinix, Inc.(a)	2,360	98,294
j2 Global Communications, Inc.(a)	4,131	166,975
		265,269
Transportation — 1.1%
UTI Worldwide, Inc.	1,880	146,076
TOTAL EQUITIES (Cost $11,437,145)		12,706,731

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 6.5%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/05, 2.75%, due 10/03/2005(b)	884,205	884,205
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		884,205
TOTAL INVESTMENTS — 99.2% (Cost $12,321,350)(c)		$13,590,936
Other Assets/(Liabilities) — 0.8%		109,177
NET ASSETS — 100.0%		$13,700,113

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)

Maturity value of $884,407. Collateralized by U.S. Government Agency obligations with a rate of 4.168%, maturity date of 05/15/2032, and an aggregate market value, including accrued interest, of $928,415.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an intergral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.   The Fund

MML Series Investment Fund (‘‘MML Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”) and MML Emerging Growth Fund (“Emerging Growth Fund”).

The MML Trust was established by Massachusetts Mutual Life Insurance Company (‘‘MassMutual’’) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant

1

event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Large Cap Value Fund	$17,773,597	$18,442,247
Equity Index Fund	36,810,347	38,192,843
Growth Equity Fund	1,048,357	1,075,700
Small Cap Growth Equity Fund	17,850,290	18,596,676

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

2

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At September 30, 2005, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security

3

at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At September 30, 2005, the Funds had no open forward commitments, delayed delivery transactions or when issued securities.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purchase of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund and the OTC 100 Fund at September 30, 2005 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
31	S&P 500 Index	12/16/05	$1,913,165	$(7,045)
OTC 100 Fund
BUYS
6	NASDAQ 100 Index	12/17/05	$193,680	$184

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

4

3.   Federal Income Tax Information

At September 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Value Fund	$112,107,399	$21,557,483	$(1,674,361)	$19,883,122
Equity Index Fund	390,913,502	81,550,688	(43,157,512)	38,393,176
Growth Equity Fund	20,996,873	2,009,217	(930,186)	1,079,031
OTC 100 Fund	8,717,701	1,922,857	(370,446)	1,552,411
Small Cap Growth Equity Fund	86,999,748	18,151,421	(2,286,804)	15,864,617
Emerging Growth Fund	12,321,350	1,697,759	(428,173)	1,269,586

5

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund
By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	11/18/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David W. O’Leary
David W O’Leary, President and Principal Executive Officer
Date	11/18/05
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	11/18/05